CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ (15,980)	$ 6,229
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	5,271	5,681
Capital loss from disposal of property and equipment	23
Stock-based compensation of options	707	1,293
Accrued severance pay, net	26	382
Deferred income taxes, net	140	1,385
Decrease in trade receivables, net	18,364	2,506
Increase in contract assets	(8,362)	(232)
Decrease (increase) in other assets and receivables	6,710	(29)
Increase in inventories, net	(5,698)	(6,137)
Increase (decrease) in trade payables	(510)	3,933
Decrease in accrued expenses	(5,809)	(7,076)
Decrease in advances from customers and deferred revenues	(5,725)	(8,405)
Increase (decrease) in other liabilities	685	(1,950)
Net cash used in operating activities	(10,158)	(2,420)
Cash flows from investing activities:
Purchase of property and equipment	(1,879)	(3,587)
Net cash used in investing activities	(1,879)	(3,587)
Cash flows from financing activities:
Proceeds from exercise of stock option		375
Dividend payment		(24,864)
Repayment of long-term loans	(4,096)	(4,231)
Net cash used in financing activities	(4,096)	(28,720)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(539)	21
Decrease in cash, cash equivalents and restricted cash	(16,672)	(34,706)
Cash, cash equivalents and restricted cash at the beginning of the period	101,969	104,204
Cash, cash equivalents and restricted cash at the end of the period	85,297	69,498
Cash paid during the period for:
Interest	195	320
Income taxes	496	640
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	349	2,349
New operating lease assets obtained in exchange for operating lease liabilities	$ 3,492	$ 47